Form N-CSR Cover	12 Months Ended
Jul. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025